Convertible Securities Payable (Tables)	6 Months Ended
Jun. 30, 2025
Convertible Securities Payable [Abstract]
Schedule of Convertible Securities Payable

The amount of convertible securities payable consists of the followings:

	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
At beginning of year/period	—	—	—
Addition	—	9,931,706	2,357,675
Interest expenses	—	294,875	70,000
Conversion	—	(2,569,625)	(610,000)
At end of year/period	—	7,656,956	1,817,675